Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

As of June 30, 2018 and December 31, 2017, inventories consist of:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Raw materials	$74,208	$74,736
Work in Process	13,268	13,497
Finished goods	601,267	472,594
Cost of projects	162,649	297,951
	$851,392	$858,778
Allowance for slow-moving or obsolete inventories	(254,609)	(227,168)
Inventories, net	$596,783	$631,610

For the first six months ended June 30, 2018 and 2017, impairments for obsolete inventories were approximately $33,000 and $165,000, respectively. Impairment charges on inventories are included with general and administrative expenses.